UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Name of Registrant: Western Asset Premier Bond Fund

Address of Principal Executive Offices: 385 East Colorado Boulevard, Pasadena, CA 91101

Name and address of agent for service:

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202

Registrant’s telephone number, including area code: (626) 844-9400

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

Item 1.	Report to Shareholders.

Western Asset

Premier Bond Fund

Semi-Annual Report to Shareholders

June 30, 2005

Semi-Annual Report to Shareholders

FUND PERFORMANCE

The total return of the Fund including reinvestment of dividends for the 6 month period ended June 30, 2005 was -1.67% as measured by price and 2.52% as measured by NAV. We believe the major reason for the difference between the 2 measures is attributable to a reduction in the Fund’s monthly dividend that was declared on April 1, 2005. The reduction was primarily a result of the flattening of the yield curve due to the continued general decline in the level of intermediate and long yields. For example, from December 31, 2004 to June 30, 2005 the yield curve flattened over 100 basis points and 10-year treasury rates declined more than 30 basis points. The flattening of the curve had a negative impact on the Fund’s use of leverage and the decline in rates reduced its reinvestment yields. The Fund maintained a position in US Governments (primarily inflation–protected securities), asset-backed securities, mortgages, investment grade credit, high yield credit and emerging market sovereign debt. All of these sectors generated positive absolute returns for the period.

PORTFOLIO DIVERSIFICATION

June 30, 2005

The pie chart and bar chart above represent the Fund’s assets as of June 30, 2005. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

A	Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations are based on net asset value or market values and assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
B	Ratings shown are expressed as a percentage of the portfolio.
C	Expressed as a percentage of the portfolio.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Premier Bond Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	157.3%

Corporate Bonds and Notes	83.4%

Advertising	0.2%
World Directories Acquisition Subsidiary Corp.		8.375%	12/01/14	$270	$258	A

Aerospace/Defense	2.3%
Northrop Grumman Corporation		7.750%	02/15/31	1,000	1,353
Raytheon Company		6.750%	08/15/07	584	613
Raytheon Company		7.200%	08/15/27	1,000	1,249
TransDign Inc.		8.375%	07/15/11	200	212
The Boeing Company		6.125%	02/15/33	600	692

					4,119

Apparel	0.4%
Levi Strauss & Co.		9.750%	01/15/15	240	238	A
Oxford Industries, Inc.		8.875%	06/01/11	270	289
Russell Corporation		9.250%	05/01/10	220	232

					759

Auto Parts and Equipment	0.9%
Commercial Vehicle Group, Inc.		8.000%	07/01/13	150	153	A
Delphi Corporation		6.550%	06/15/06	160	156
Keystone Automotive Operations Inc.		9.750%	11/01/13	480	475
Tenneco Automotive Inc.		10.250%	07/15/13	230	260
Visteon Corporation		8.250%	08/01/10	660	611

					1,655

Automotive	2.9%
Asbury Automotive Group Inc.		9.000%	06/15/12	405	414
DaimlerChrysler NA Holdings Corp.		7.300%	01/15/12	1,000	1,117
DaimlerChrysler NA Holdings Corp.		8.500%	01/18/31	1,000	1,267
Ford Motor Company		7.450%	07/16/31	2,700	2,254

					5,052

Banking and Finance	5.8%
Boeing Capital Corporation		6.500%	02/15/12	1,000	1,118
Boeing Capital Corporation		5.800%	01/15/13	400	435
Ford Motor Credit Company		6.625%	06/16/08	400	395
Ford Motor Credit Company		7.375%	10/28/09	525	513
Ford Motor Credit Company		7.250%	10/25/11	1,700	1,636
Fuji JGB Inv		9.870%	06/30/08	790	895	A,B
General Motors Acceptance Corporation		6.125%	02/01/07	1,025	1,018

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Banking and Finance—Continued
General Motors Acceptance Corporation		6.875%	09/15/11	$1,175	$1,085
General Motors Acceptance Corporation		7.000%	02/01/12	1,500	1,383
HSBC Finance Corporation		4.750%	07/15/13	1,670	1,673

					10,151

Banks	0.3%
Washington Mutual Bank FA		5.500%	01/15/13	440	461

Building Materials	0.9%
Associated Materials Inc.		0.000%	03/01/14	720	457	C
Goodman Global Holding Company, Inc.		6.410%	06/15/12	20	20	A,B
Goodman Global Holding Company, Inc.		7.875%	12/15/12	520	481	A
MMI Products, Inc.		11.250%	04/15/07	220	217
NTK Holdings, Inc.		0.000%	03/01/14	320	150	A,C
Nortek Inc.		8.500%	09/01/14	290	270

					1,595

Cable	2.3%
Charter Communication Holdings II		10.250%	09/15/10	442	447
Charter Communication Holdings, LLC		9.625%	11/15/09	380	284
Charter Communication, Inc.		0.000%	05/15/11	250	165	C
Comcast Cable Communications, Inc.		6.750%	01/30/11	500	552
Comcast Corporation		6.500%	01/15/15	400	446
Comcast Corporation		7.050%	03/15/33	1,000	1,181
CSC Holdings Inc.		8.125%	08/15/09	383	388
CSC Holdings Inc.		6.750%	04/15/12	250	235	A
EchoStar DBS Corporation		6.350%	10/01/08	93	95	B
LodgeNet Entertainment Corporation		9.500%	06/15/13	321	350

					4,143

Chemicals	2.1%
FMC Corporation		10.250%	11/01/09	203	229
Huntsman International LLC		10.125%	07/01/09	152	156
Innophos, Inc.		8.875%	08/15/14	150	153	A
Lyondell Chemical Company		9.625%	05/01/07	50	53
Millennium America Inc.		9.250%	06/15/08	24	26
PQ Corporation		7.500%	02/15/13	180	177	A
The Dow Chemical Company		6.000%	10/01/12	2,500	2,740
Westlake Chemical Corporation		8.750%	07/15/11	234	254

					3,788

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Coal	0.2%
Alpha Natural Resources		10.000%	06/01/12	$350	$387	A

Computer Services and Systems	1.4%
Activant Solutions, Inc.		9.100%	04/01/10	160	166	A,B
DynCorp Inc.		9.500%	02/15/13	780	725
Electronic Data Systems Corporation		7.125%	10/15/09	700	753
Electronic Data Systems Corporation		7.450%	10/15/29	500	533
International Business Machines Corporation		4.750%	11/29/12	240	245

					2,422

Containers and Packaging	0.7%
Graham Packaging Company Inc.		9.875%	10/15/14	420	421	A
Graphic Packaging International Corp.		9.500%	08/15/13	130	131	A
Owens-Brockway Glass Container Inc.		8.750%	11/15/12	330	364
Portola Packaging, Inc.		8.250%	02/01/12	250	170
Solo Cup Company		8.500%	02/15/14	150	140

					1,226

Construction Machinery	0.2%
H&E Equipment/Finance Corp.		11.125%	06/15/12	360	397

Distribution and Wholesale	N.M.
National Waterworks Inc.		10.500%	12/01/12	60	68

Diversified Financial Services	2.7%
CIT Group Inc.		7.750%	04/02/12	1,600	1,877
Citigroup Inc.		6.625%	06/15/32	1,000	1,194	J
General Electric Capital Corporation		3.750%	12/15/09	740	727	J
General Electric Capital Corporation		6.000%	06/15/12	700	763J
General Electric Capital Corporation		5.450%	01/15/13	250	265

					4,826

Drug & Grocery Store Chains	0.3%
Safeway Inc.		5.800%	08/15/12	500	526

Electric	7.2%
Dominion Resources, Inc.		5.700%	09/17/12	770	812
Duke Energy Corporation		6.250%	01/15/12	250	273
Elwood Energy LLC		8.159%	07/05/26	289	326
Exelon Generation Co. LLC		6.950%	06/15/11	2,000	2,243
FirstEnergy Corp.		6.450%	11/15/11	610	667
FirstEnergy Corp.		7.375%	11/15/31	3,040	3,716

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Electric—Continued
MidAmerican Energy Holdings Company		5.875%	10/01/12	$250	$266
Niagara Mohawk Power Corporation		7.750%	10/01/08	1,500	1,648
Progress Energy, Inc.		7.100%	03/01/11	250	278
Progress Energy, Inc.		6.850%	04/15/12	750	833
Sithe Energies, Inc.		9.000%	12/30/13	120	129
Texas Genco LLC		6.875%	12/15/14	316	333	A
The AES Corporation		7.750%	03/01/14	430	467
The AES Corporation		9.000%	05/15/15	440	494	A
TXU Electric Delivery Company		7.000%	09/01/22	250	292

					12,777

Energy	0.8%
Calpine Generating Co.		12.390%	04/01/11	110	100	B
Calpine Generation Co.		11.500%	04/01/11	80	72
Midwest Generation LLC		8.560%	01/02/16	130	143
Midwest Generation LLC		8.750%	05/01/34	325	364
NRG Energy, Inc.		8.000%	12/15/13	83	88	A
Reliant Energy Inc.		6.750%	12/15/14	620	606

					1,373

Entertainment	0.2%
Cinemark, Inc.		0.000%	03/15/14	210	139	C
WMG Holdings Corp.		0.000%	12/15/14	162	112	A,C
Warner Music Group		7.375%	04/15/14	90	91

					342

Environmental Services	1.8%
Allied Waste North America Incorporated		8.875%	04/01/08	350	367
Browning-Ferris Industries, Inc.		9.250%	05/01/21	120	122
Waste Management, Inc.		7.375%	05/15/29	2,000	2,407
Waste Management, Inc.		7.750%	05/15/32	40	51
Waste Services, Inc.		9.500%	04/15/14	280	277	A

					3,224

Food, Beverage and Tobacco	2.2%
Alliance One International, Inc.		11.000%	05/15/12	30	31	A
Altria Group, Inc.		7.000%	11/04/13	250	280
Altria Group, Inc.		7.750%	01/15/27	1,000	1,201
Kraft Foods Inc.		5.250%	10/01/13	400	416
Nabisco Inc.		7.550%	06/15/15	1,500	1,826
Reynolds American Inc.		6.500%	07/15/10	160	159	A

					3,913

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Gaming	1.1%
Ameristar Casinos, Inc.		10.750%	02/15/09	$500	$544
Inn of The Mountain Gods		12.000%	11/15/10	530	612
Premier Entertainment Biloxi LLC		10.750%	02/01/12	707	686
Station Casinos, Inc.		6.875%	03/01/16	20	20

					1,862

Gas and Pipeline Utilities	3.8%
Duke Energy Field Services Corporation		7.875%	08/16/10	750	861
Dynegy Holdings Inc.		8.750%	02/15/12	1,500	1,635
Kinder Morgan Energy Partners, L.P.		7.125%	03/15/12	500	566
Pacific Energy Partners LP/Pacific Energy Finance Corp.		7.125%	06/15/14	120	125
Panhandle Eastern Pipe Line Company		4.800%	08/15/08	400	405
Texas Eastern Transmission		5.250%	07/15/07	750	762
The Williams Companies, Inc.		7.500%	01/15/31	902	976
The Williams Companies, Inc.		8.750%	03/15/32	1,200	1,442

					6,772

Healthcare	2.2%
Fresenius Medical Care Capital Trust II		7.875%	02/01/08	250	261
Tenet Healthcare Corporation		9.875%	07/01/14	713	765
Tenet Healthcare Corporation		9.250%	02/01/15	2,810	2,915	A

					3,941

Investment Banking/Brokerage	4.5%
Credit Suisse First Boston, USA		6.500%	01/15/12	1,125	1,250
JPMorgan Chase & Co.		5.750%	01/02/13	1,750	1,875	J
JPMorgan Chase & Co.		5.125%	09/15/14	1,300	1,330	J
Morgan Stanley		6.600%	04/01/12	1,500	1,668
Refco Finance Holdings LLC		9.000%	08/01/12	450	477
The Goldman Sachs Group, Inc.		6.600%	01/15/12	1,200	1,334

					7,934

Machinery	0.6%
Case New Holland Inc.		9.250%	08/01/11	448	470	A
Terex Corporation		10.375%	04/01/11	500	542

					1,012

Manufacturing (Diversified)	2.3%
Ames True Temper, Inc.		7.141%	01/15/12	260	247	B
Eastman Kodak Co.		7.250%	11/15/13	850	894
Grant Prideco, Inc.		9.000%	12/15/09	280	307

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Manufacturing (Diversified)—Continued
Interface, Inc.		10.375%	02/01/10	$400	$440
Jacuzzi Brands, Incorporated		9.625%	07/01/10	445	487
KI Holdings Inc.		0.000%	11/15/14	260	151	C
Koppers Inc.		9.875%	10/15/13	238	257
Leiner Health Products L.P.		11.000%	06/01/12	280	274
Norcraft Companies, L.P.		9.000%	11/01/11	370	381
Norcraft Holdings L.P.		0.000%	09/01/12	160	110	C
Rayovac Corporation		8.500%	10/01/13	240	251
Spectrum Brands, Inc.		7.375%	02/01/15	90	87	A
Samsonite Corporation		8.875%	06/01/11	230	244

					4,130

Media	3.6%
AOL Time Warner Inc.		6.150%	05/01/07	250	259
AOL Time Warner Inc.		6.875%	05/01/12	1,400	1,580
AOL Time Warner Inc.		7.700%	05/01/32	1,150	1,455
Emmis Communications Corporation		6.875%	05/15/12	120	119
Liberty Media Corporation		4.910%	09/17/06	88	88	B
Liberty Media Corporation		3.750%	02/15/30	1,860	1,100	D
News America Holdings Inc.		6.625%	01/09/08	300	316
News America Holdings Inc.		8.875%	04/26/23	400	523
Paxson Communications Corporation		10.750%	07/15/08	500	492
Sinclair Broadcast Group, Inc.		8.000%	03/15/12	330	338

					6,270

Medical Care Facilities	1.1%
Ardent Health Services		10.000%	08/15/13	490	592
Community Health Systems Inc.		6.500%	12/15/12	150	153
DaVita, Inc.		6.625%	03/15/13	40	41	A
DaVita, Inc.		7.250%	03/15/15	340	349	A
HCA, Inc.		7.690%	06/15/25	120	129
HCA, Inc.		7.500%	11/06/33	190	204
Select Medical Corporation		7.625%	02/01/15	240	238	A
Vanguard Health Systems, Inc.		9.000%	10/01/14	160	173

					1,879

Metals and Mining	0.7%
Alcoa Inc.		5.375%	01/15/13	750	791
Allegheny Technologies, Inc.		8.375%	12/15/11	360	373

					1,164

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Office Equipment	0.1%
Xerox Corporation		7.625%	06/15/13	$130	$140

Oil and Gas	7.9%
Amerada Hess Corporation		7.300%	08/15/31	1,700	2,051
AmeriGas Partners, L.P.		7.250%	05/20/15	260	270	A
Belden & Blake Corporation		8.750%	07/15/12	520	510
ConocoPhillips		4.750%	10/15/12	1,000	1,023
Devon Energy Corporation		7.950%	04/15/32	1,000	1,315
Devon Finance Corp. ULC		6.875%	09/30/11	2,000	2,238
El Paso CPG Co.		6.375%	02/01/09	333	328
El Paso CPG Co.		7.750%	06/15/10	1,496	1,526
El Paso Corporation		7.625%	07/15/11	500	504
El Paso Corporation		7.800%	08/01/31	210	204
El Paso Production Holding Company		7.750%	06/01/13	250	267
Encore Acquisition Company		8.375%	06/15/12	90	98
Encore Acquisition Company		6.250%	04/15/14	40	41
KCS Energy, Inc.		7.125%	04/01/12	250	255	A
Kerr-McGee Corporation		6.875%	09/15/11	250	267
Occidental Petroleum Corporation		6.750%	01/15/12	500	566
Parker Drilling Company		10.125%	11/15/09	44	46
Parker Drilling Company		9.625%	10/01/13	300	338
Plains Exploration & Production Company		7.125%	06/15/14	190	203
Pride International, Inc.		7.375%	07/15/14	240	263
Superior Energy Services, Inc.		8.875%	05/15/11	170	181
Suburban Propane Partners, LP		6.875%	12/15/13	410	390
Valero Energy Corporation		7.500%	04/15/32	400	494
Vintage Petroleum, Inc.		7.875%	05/15/11	500	528

					13,906

Paper and Forest Products	2.4%
Georgia-Pacific Corp.		9.500%	12/01/11	110	133
NewPage Corporation		12.000%	05/01/13	300	297	A
Weyerhaeuser Company		6.750%	03/15/12	2,400	2,641
Weyerhaeuser Company		7.375%	03/15/32	1,000	1,179

					4,250

Publishing	0.5%
Dex Media East LLC		9.875%	11/15/09	250	276
Dex Media East LLC		12.125%	11/15/12	122	146
PRIMEDIA Inc.		8.638%	05/15/10	360	376	B

					798

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Real Estate	0.3%
Forest City Enterprises, Inc.		6.500%	02/01/17	$270	$269
Ventas Realty, Inc.		6.625%	10/15/14	260	261

					530

Rental Auto/Equipment	0.3%
NationsRent Inc.		9.500%	10/15/10	340	371
NationsRent Inc.		9.500%	05/01/15	110	109	A

					480

Retail	0.8%
JC Penney Company Inc.		6.875%	10/15/15	230	247
JC Penney Company Inc.		7.400%	04/01/37	280	303
Stater Bros. Holdings Inc.		6.910%	06/15/10	170	168	B
Toys “R” Us, Inc.		7.875%	04/15/13	120	107
Toys “R” Us, Inc.		7.375%	10/15/18	710	575

					1,400

Retail (Food Chains)	0.1%
Domino’s Inc.		8.250%	07/01/11	248	264

Special Purpose	1.6%
AAC Group Holding Corp.		0.000%	10/01/12	440	297	A,C
Air 2 U.S.		8.027%	10/01/19	269	240	A
K & F Acquisition Inc.		7.750%	11/15/14	149	152	A
K & F Parent Inc.		11.500%	02/01/15	80	85	A,K
Milacron Escrow Corp.		11.500%	05/15/11	410	431
Rainbow National Services LLC		8.750%	09/01/12	100	109	A
Rainbow National Services LLC		10.375%	09/01/14	250	288	A
River Rock Entertainment		9.750%	11/01/11	380	417
Sensus Metering Systems		8.625%	12/15/13	300	279
UGS Corp.		10.000%	06/01/12	230	255
UCAR Finance Inc.		10.250%	02/15/12	300	316

					2,869

Storage Facilities	0.1%
Mobile Mini, Inc.		9.500%	07/01/13	129	143

Telecommunications	5.1%
Alamosa Delaware Inc.		11.000%	07/31/10	319	358
AT&T Corp.		9.050%	11/15/11	170	196
BellSouth Corporation		6.000%	10/15/11	1,000	1,080

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Telecommunications—Continued
Cincinnati Bell Inc.		8.375%	01/15/14	$140	$143
Cincinnati Bell Inc.		8.375%	01/15/14	260	266	A
Hawaiian Telecom Communications, Inc.		12.500%	05/01/15	300	320	A
Qwest Capital Funding, Inc.		7.750%	02/15/31	1,000	863
Qwest Communications International Inc.		7.250%	02/15/11	500	484
Qwest Corporation		6.671%	06/15/13	10	10	A,B
Qwest Corporation		7.875%	09/01/11	390	407
SBC Communications Inc.		6.250%	03/15/11	1,000	1,085	L
Sprint Capital Corp.		6.000%	01/15/07	1,500	1,537
Sprint Capital Corp.		8.375%	03/15/12	1,450	1,744
Telcordia Technologies Inc.		10.000%	03/15/13	310	290	A
Valor Communications Group, Inc.		7.750%	02/15/15	260	255	A

					9,038

Telecommunications (Cellular/Wireless)	1.9%
AT&T Wireless Services, Inc.		7.500%	05/01/07	500	530
AT&T Wireless Services, Inc.		8.125%	05/01/12	500	599
Centennial Communications Corp.		8.125%	02/01/14	380	405
Cingular Wireless LLC		6.500%	12/15/11	250	276
Motorola, Inc.		7.625%	11/15/10	400	457
Nextel Communications, Inc.		5.950%	03/15/14	288	299
Nextel Communications, Inc.		7.375%	08/01/15	130	140
Ubiquitel Operating Co.		9.875%	03/01/11	150	165
US Unwired Inc.		10.000%	06/15/12	210	234
Verizon Wireless Capital LLC		5.375%	12/15/06	250	255

					3,360

Transportation	6.6%
American Airlines, Inc.		7.800%	04/01/08	310	295
American Commercial Lines/ACL Finance Corp.		9.500%	02/15/15	210	221	A
Continental Airlines, Inc.		7.033%	12/15/12	301	252
Continental Airlines, Inc.		8.048%	05/01/22	791	795
Delta Air Lines, Inc.		6.718%	07/02/24	3,115	3,270
GulfMark Offshore, Inc.		7.750%	07/15/14	270	284
H-Lines Finance Holding Corp.		0.000%	04/01/13	380	293	A,C
Horizon Lines, LLC		9.000%	11/01/12	240	251	A
Kansas City Southern Railway Co.		9.500%	10/01/08	95	103
Northwest Airlines Corporation		7.575%	03/01/19	2,015	2,033
Progress Rail Services Corp./Progress Metal Reclamation Co.		7.750%	04/01/12	230	233	A
Union Pacific Corporation		6.125%	01/15/12	2,000	2,159

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Transportation—Continued
United Air Lines, Inc.		7.783%	07/01/15	$643	$596	E
US Airways, Inc. Escrow		0.000%	01/01/07	1,900	—	F
US Airways, Inc. Series 89A2		9.820%	01/01/13	473	213	E
US Airways, Inc. Series 93A3		10.375%	03/01/13	236	95	E
US Airways, Inc. Pass Thru Certificates		6.850%	07/30/19	612	613

					11,706

Total Corporate Bonds and Notes (Identified Cost—$138,606)					147,310
Asset-Backed Securities	11.8%

Fixed Rate Securities	5.8%
ACE Securities Corp. 2002-M Trust		0.000%	10/13/17	312	6	A,F
BankAmerica Manufactured Housing Contract 1997-2		6.900%	04/10/28	100	119
Captiva CBO 1997-1		6.860%	11/30/09	425	424	A,G
Conseco Finance Securitizations Corp. 2002-1		6.681%	12/01/33	1,440	1,495
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	786	575
Green Tree Financial Corporation 1992-2		9.150%	01/15/18	846	769
Green Tree Financial Corporation 1993-1		8.450%	04/15/18	1,082	1,035
Green Tree Financial Corporation 1996-D		8.000%	09/15/27	347	345
Green Tree Financial Corporation 1999-4		6.970%	05/01/31	777	797
Mutual Fund Fee 2000-2		9.550%	04/30/08	565	126A
Mutual Fund Fee 2000-3		9.070%	07/01/08	3,009	809	A
Pegasus Aviation Lease Securitization 2000-1		8.370%	03/25/30	1,300	865	A
Saxson Asset Securities Trust 2000-2		8.370%	07/25/30	2,000	2,014
Vanderbilt Mortgage Finance 1997-B		8.155%	10/07/26	751	805

					10,184

Floating Rate SecuritiesB	5.9%
ACE Securities Corp. 2005-SD1		3.714%	11/25/50	1,381	1,382
Banagricola DPR Funding		4.270%	03/15/10	1,983	1,983	A,G
Bayview Financial Asset Trust 2004-SSRA		3.914%	12/25/39	1,479	1,482	A
CS First Boston Mortgage Securities Corp. 2004-CF2		3.674%	05/25/44	1,296	1,296	A
Residential Asset Mortgage Products 2004-RZ1		3.554%	03/25/34	2,348	2,348
Residential Asset Securities Corporation 2001-KS3		3.544%	09/25/31	1,906	1,914

					10,405

Stripped Securities	0.1%
Oakwood Mortgage Investors Inc. 2002-C		6.000%	08/15/10	970	176	H1

Total Asset-Backed Securities (Identified Cost—$21,012)					20,765

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Mortgage-Backed Securities	8.4%

Fixed Rate Securities	5.3%
Asset Securization Corporation 1996-D2		6.920%	02/14/29	$511	$518
Bear Stearns Asset Backed Securities, Inc. 2002-AC1		7.000%	01/25/32	2,515	2,503	A
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,250	1,307
Commercial Mortgage Acceptance Corporation 1997-ML1		6.735%	12/15/30	1,628	1,705
Enterprise Mortgage Acceptance Company 1999-1		6.420%	10/15/25	406	174	A
GMAC Commercial Mortgage Security Inc. 1998-C1		6.700%	05/15/30	567	599
GMAC Commercial Mortgage Security Inc. 1998-C1		6.974%	05/15/30	1,000	1,065
Metropolitan Asset Funding, Inc. 1998-B1		8.000%	11/20/24	1,000	917
Nomura Asset Securities Corporation 1996-MD5		7.120%	04/13/39	520	531

					9,319

Floating Rate SecuritiesB	2.3%
Blackrock Capital Finance LP 1997-R2		5.902%	12/25/35	1,282	846	A
Harborview Mortgage Loan Trust 2004-8		3.660%	11/19/34	1,614	1,616
Merit Securities Corporation 11PA		5.570%	09/28/32	850	259	A
Washington Mutual 2004-AR12		3.515%	10/25/44	1,405	1,409

					4,130

Stripped Securities	0.8%
LB-UBS Commercial Mortgage Trust 2001-C3		1.214%	06/15/36	3,160	144	A,H1
Residential Asset Mortgage Products, Inc. 2005-SL2		0.000%	02/25/32	1,390	1,218	H2

					1,362

Total Mortgage-Backed Securities (Identified Cost—$15,008)					14,811
U.S. Government Securities	15.1%

Fixed Rate Securities
United States Treasury Notes		3.375%	02/28/07	6,000	5,974	J
United States Treasury Notes		4.000%	03/15/10	6,000	6,065	J

					12,039

Indexed Securities
United States Treasury Inflation-Protected Security		3.625%	01/15/08	2,300	2,931	I,J
United States Treasury Inflation-Protected Security		3.000%	07/15/12	2,550	3,030	I,J
United States Treasury Inflation-Protected Security		1.875%	07/15/13	5,000	5,410	I,J
United States Treasury Inflation-Protected Security		2.000%	07/15/14	3,000	3,191	I,J

					14,562

Total U.S. Government Securities (Identified Cost—$25,800)					26,601

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
U.S. Government Agency Mortgage-Backed Securities	1.0%
Fannie Mae		6.500%	08/25/44	$1,689	$1,766

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$1,755)					1,766
Yankee BondsG	37.4%

Aerospace/Defense	0.2%
Systems 2001 Asset Trust		6.664%	09/15/13	256	279	A

Cable	0.2%
Kabel Deutschland GmbH		10.625%	07/01/14	390	423	A

Chemicals	0.4%
Rhodia SA		10.250%	06/01/10	620	665

Electric	1.1%
Hydro-Quebec		6.300%	05/11/11	1,700	1,878

Energy	1.0%
Petroliam Nasional Berhad (Petronas)		7.750%	08/15/15	1,410	1,746	A

Foreign Government	22.5%
Dominican Republic		9.500%	09/27/11	370	397	A
Federative Republic of Brazil		14.500%	10/15/09	2,465	3,205
Federative Republic of Brazil		12.000%	04/15/10	800	972
Federative Republic of Brazil		4.313%	04/15/12	494	475	B
Federative Republic of Brazil		8.000%	04/15/14	1,277	1,308
Federative Republic of Brazil		10.125%	05/15/27	1,695	1,964
Federative Republic of Brazil		11.000%	08/17/40	1,100	1,323
Kingdom of Morocco		3.803%	01/02/09	229	226	B
Republic of Bulgaria		8.250%	01/15/15	2,823	3,546	A
Republic of Colombia		10.500%	07/09/10	1,202	1,430
Republic of Colombia		11.750%	02/25/20	2,300	3,025
Republic of Ecuador		8.000%	08/15/30	705	592	A,C
Republic of El Salvador		8.250%	04/10/32	625	665	A
Republic of Honduras		3.760%	10/01/11	217	212	B
Republic of Panama		9.625%	02/08/11	1,000	1,195
Republic of Panama		10.750%	05/15/20	1,250	1,694
Republic of Panama		9.375%	01/16/23	490	605

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee Bonds—(Continued)

Foreign Government—Continued	22.5%
Republic of Peru		5.000%	03/07/17	$2,530	$2,410	B
Republic of Peru		8.750%	11/21/33	950	1,071
Russian Federation		5.000%	03/31/30	8,005	8,966	C
Russian Ministry of Finance		3.000%	05/14/06	10	10
United Mexican States		11.500%	05/15/26	1,150	1,846
United Mexican States		8.300%	08/15/31	390	486
United Mexican States		7.500%	04/08/33	1,870	2,146

					39,769

Insurance	0.6%
XL Capital Ltd.		5.250%	09/15/14	1,000	1,014

Manufacturing (Diversified)	2.4%
Tyco International Group SA		6.375%	10/15/11	1,000	1,098
Tyco International Group SA		6.875%	01/15/29	2,615	3,121

					4,219

Metals and Mining	0.3%
Mittal Steel Company NV		9.750%	04/01/14	200	233
Novelis, Inc.		7.250%	02/15/15	210	211	A

					444

Oil and Gas	2.1%
Anadarko Finance Co.		6.750%	05/01/11	750	833
Anadarko Finance Co.		7.500%	05/01/31	1,000	1,262
Gazprom		9.625%	03/01/13	770	944	A
Gazprom		9.625%	03/01/13	70	86
Ocean RIG ASA		8.375%	07/01/13	250	253	A
Western Oil Sands Inc.		8.375%	05/01/12	342	389

					3,767

Paper and Forest Products	0.3%
Abitibi-Consolidated Inc.		8.550%	08/01/10	150	156
Abitibi-Consolidated Inc.		6.910%	06/15/11	38	38	B
Abitibi-Consolidated Inc.		7.750%	06/15/11	60	60
Abitibi-Consolidated Inc.		8.375%	04/01/15	210	214
Domtar Inc.		7.875%	10/15/11	120	127

					595

Services	0.1%
Compagnie Generale de Geophysique SA		7.500%	05/15/15	180	188	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE
Yankee Bonds—(Continued)
Special Purposes	3.6%
Arcel Finance Limited		5.984%	02/01/09	$881		$904	A
Burlington Resources Finance		7.400%	12/01/31	450		568
Deutsche Telekom International Finance BV		5.250%	07/22/13	600		623
JSG Funding PLC		9.625%	10/01/12	470		470
Petrozuata Finance, Inc.		8.220%	04/01/17	3,380		3,169	A
UFJ Finance Aruba AEC		6.750%	07/15/13	500		558

						6,292

Telecommunications	1.2%
Axtel SA		11.000%	12/15/13	340		371
France Telecom SA		8.750%	03/01/31	600		837
Innova S. de R.L		9.375%	09/19/13	320		361
INTELSAT		7.625%	04/15/12	430		378
INTELSAT		6.500%	11/01/13	170		138

						2,085

Telecommunications (Cellular/Wireless)	0.2%
Rogers Wireless Communications Inc.		9.625%	05/01/11	60		70
Vodaphone Group PLC		7.750%	02/15/10	250		285

						355

Transportation	1.2%
Canadian Pacific Railroad Co.		6.250%	10/15/11	1,000		1,101
Grupo Transportacion Ferroviaria Mexicana, S.A de C.V. (TFM)		12.500%	06/15/12	750		878
OMI Corporation		7.625%	12/01/13	200		199

						2,178

Total Yankee Bonds (Identified Cost—$57,153)						65,897
Preferred Stocks	0.2%
Fannie Mae		7.000%		7	shrs	388	M

Total Preferred Stocks (Identified Cost—$350)						388
Warrants	N.M.
American Tower				0.251	wts	74

Total Warrants (Identified Cost—$16)						74
Total Investments (Identified Cost—$259,700)	157.3%					277,612
Other Assets Less Liabilities	(16.5)%					(29,139)
Liquidation value of preferred shares	(40.8)%					(72,000)

Net Assets Applicable to Common Shareholders	100.0%					$176,473

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenN
U.S Treasury Note Futures	September 2005	50	$(27)
U.S Treasury Note Futures	September 2005	300	(376)

			$(403)

Options WrittenN
U.S. Treasury Note Futures Call, Strike Price $115.00	August 2005	55	$(183)

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 21.4% of net assets applicable to common shareholders.
B	Floating Rate Security – The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of June 30, 2005.
C	Stepped-coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
D	Convertible Bond – Bond may be converted into the issuer’s common stock.
E	Bond in default as of June 30, 2005.
F	Zero-coupon Bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
G	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
H	Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.
I	Treasury Inflation Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI). Interest is calculated on the basis of the current adjusted principal value.
J	Position, or portion thereof, with an aggregate market value of $32,477 have been segregated to collateralize reverse repurchase agreements.
K	Pay-in-kind Security – Dividend income is paid with additional shares instead of in cash.
L	Collateral to cover futures contracts written.
M	Indexed Security – The rate of interest on this type of security is based on the Constant Maturity Treasury (CMT) index. The coupon rate is as of June 30, 2005.
N	Options and futures are described in more detail in the Notes to the Financial Statements.

N.M.—Not meaningful

Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Premier Bond Fund

Assets:
Investments, at value (Identified cost—$259,700)	$277,612
Cash	219
Interest and dividends receivable	4,785
Receivable for securities sold	779
Unrealized appreciation on credit default swaps	77

Total assets	283,472

Liabilities:
Reverse repurchase agreement and interest payable	32,592
Payable for securities purchased	1,188
Options written (proceeds—$41)	224
Payable for futures variation margin	188
Dividends to common shareholders	172
Investment management and administrative fees payable	116
Accrued expenses and other liabilities	519

Total liabilities	34,999

Preferred shares:
$25 liquidation value per share applicable to 3 shares authorized and outstanding, including dividends payable (Note 6)	72,000

Net Assets Applicable to Common Shareholders	$176,473

Composition of Net Assets Applicable to Common Shareholders:
Common shares, no par value, unlimited number of shares authorized, 11,452 shares issued and outstanding (Note 4)	162,256
Under/(over) distributed net investment income	339
Accumulated net realized gain/(loss) on investments, options, futures and swaps	(3,525)
Net unrealized appreciation/(depreciation) on investments, options, futures and swaps	17,403

Net Assets Applicable to Common Shareholders	$176,473

Net asset value per common share:
($176,473 ÷ 11,452 common shares issued and outstanding)	$15.41

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005

(Amounts in Thousands) (Unaudited)

Western Asset Premier Bond Fund

Investment Income:
Interest	$8,981
Dividends	7

Total income	8,988

Expenses:
Advisory and administration fees	673
Preferred shares auction agent fees	95
Audit and legal fees	75
Reports to shareholders	42
Custodian fees	22
Preferred shares rating agency fees	13
Registration fees	13
Transfer agent and shareholder servicing fees	13
Trustees’ fees	9
Other expenses	23

Total operating expenses	978
Interest expense	294

Total expense	1,272

Net Investment Income	7,716

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	925
Options	148
Futures	(959)

114

Change in unrealized gain/(loss) on investments, options, futures and swaps	(2,483)

Net realized and unrealized gain/(loss) on investments, options, futures and swaps	(2,369)

Change in net assets resulting from operations	5,347

Dividends to Preferred Shareholders from Net Investment Income	(1,060)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$4,287

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

(Amounts in Thousands)

Western Asset Premier Bond Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2005	FOR THE YEAR ENDED DECEMBER 31, 2004
Change in Net Assets Applicable to Common Shareholders:	(UNAUDITED)
Net investment income	$7,716	$15,119
Net realized gain/(loss) on investments, options, futures and swaps	114	3,728
Change in unrealized gain/(loss) on investments, options, futures and swaps	(2,483)	2,641

Change in net assets resulting from operations	5,347	21,488

Dividends to preferred shareholders from net investment income	(1,060)	(1,069)

Change in Net Assets Applicable to Common Shareholders Resulting from Operations	4,287	20,419

Distributions to Common Shareholders:
From net investment income	(5,510)	(14,516)

Capital Transactions:
Reinvestment of dividends resulting in the issuance of 26 and 106 common shares, respectively	408	1,613

Net change in net assets applicable to common shareholders	(815)	7,516

Net Assets:
Beginning of period	177,288	169,772

End of period	$176,473	$177,288

Under/(over) distributed net investment income	$339	$(807)

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a common share outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31,
			2004	2003	2002*
Investment Operations:	(UNAUDITED)
Net asset value per common share, beginning of period	$15.52		$15.00	$13.57	$14.32	(1)

Net investment income(2)	0.67		1.33	1.32	1.02
Net realized and unrealized gain/(loss) on investments, options, futures and swaps	(0.21)		0.56	1.51	(0.63)
Dividends to Preferred Shareholders	(0.09)		(0.09)	(0.08)	(0.03)

Total from investment operations applicable to Common Shareholders	0.37		1.80	2.75	0.36

Dividends to Common Shareholders:
From net investment income	(0.48)		(1.28)	(1.31)	(0.97)

Offering costs charged to paid in capital	—		—	(0.01)	(0.14)

Net asset value per common share, end of period(3)	$15.41		$15.52	$15.00	$13.57

Market value, end of period(3)	$15.37		$16.14	$15.85	$14.45

Total investment return based on:(4)
Market Value	-1.67%		10.79%	21.56%	1.98%
Net Asset Value	2.52%		12.57%	20.81%	1.87%

Ratio to Average Net Assets Applicable to Common Shareholders /Supplementary Data:
Net assets applicable to common shareholders, end of period (in thousands)	$176,473		$177,288	$169,772	$150,614
Expenses	1.47	%(6)	1.17%	1.24%	1.55	%(6)
Expenses, excluding interest expense	1.13	%(6)	1.13%	1.24%	1.07	%(6)
Net investment income(5)	7.67	%(6)	8.22%	8.55%	9.37	%(6)

Portfolio turnover rate	18%		39%	38%	111%

Preferred share information at end of period:
Aggregate amount outstanding (in thousands)	$72,000		$72,000	$72,000	$72,000

Asset Coverage on preferred shares, end of period(7)	345%		346%	336%	309%
Liquidation and market value per share (in thousands)	$25		$25	$25	$25

(1)	Net of sales load of $0.68 on initial shares issued.
(2)	Based on average shares outstanding.
(3)	Net asset value and market value are published in The Wall Street Journal each Monday.
(4)	Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
(5)	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred share dividends to average net assets of common shareholders is 8.89%, 8.85%, 9.11% and 9.66%, respectively.
(6)	Annualized.
(7)	Asset coverage on preferred shares equals net assets of common shares plus the redemption value of the preferred shares divided by the number of preferred shares outstanding at the end of the period.
*	March 28, 2002 (commencement of operations).

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by economic developments in a specific state, industry or region.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Fund’s investment adviser or its affiliates, acting in accordance with policies and procedures adopted by the Board. In determining fair value, the Fund’s investment adviser or its affiliates consider all relevant qualitative and quantitative information available. The factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government securities and U.S. government agency securities) aggregated $58,277 and $41,509, respectively for the six months ended June 30, 2005. There were purchases of $11,901 and no sales of U.S. government and government agency obligations for the six months ended June 30, 2005.

Foreign Currency Transactions

Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, and generally at 2:00 PM ET. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, the Fund sells an underlying debt obligation subject to an obligation to repurchase the security from the buyer at an agreed-upon price and time, thereby determining the yield during the buyer’s holding period. A reverse repurchase agreement involves the risk that the market value of the securities the Fund has sold and is obligated to repurchase exceed the cash retained by the Fund. In the event the buyer of the securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At the time the Fund enters into a reverse repurchase agreement, it will segregate, on it books, liquid assets having a value at least equal to the repurchase price or take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Common Shareholders

Dividend income and distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly to common shareholders. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. If necessary, a second distribution on such gains will be paid in December to avoid imposition of a federal excise tax. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting purposes and federal income tax purposes.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must segregate collateral consisting of cash or liquid securities with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. The Fund had no open short sales at June 30, 2005.

2. Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of the distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Semi-Annual Report to Shareholders

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2005, the Fund had a net capital loss carryforward of $3,723, of which $1,452 expires in the year 2010 and $2,271 expires in the year 2011.

3. Financial Instruments:

Forward Foreign Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward foreign currency exchange contracts. Forward foreign exchange contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in the contract’s market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contact at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to the decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund had no outstanding forward foreign currency exchange contracts as of June 30, 2005.

Option and Futures

As part of its investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser.	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the portfolio of investments. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Activity in written call during the six months ended June 30, 2005, was as follows:

	Calls		Puts
	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at December 31, 2004	—	$—	—	$—
Options written	155	189	—	—
Options closed	(8)	(12)	—	—
Options expired	(92)	(136)	—	—
Options exercised	—	—	—	—

Options outstanding at June 30, 2005	55	$41	0	$—

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin”. Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund enters into futures contracts in connection with its interest rate management strategy, or for other purposes. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of the futures contract primarily corresponds with the value of their underlying instruments, which may not correlate with changes in interest rates (if applicable). In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The open short futures positions and related appreciation or depreciation at June 30, 2005, are listed at the end of the Fund’s portfolio of investments.

Reverse Repurchase Agreements

For the six months ended June 30, 2005, the average amount of reverse repurchase agreement outstanding was $21,686 and the daily weighted average interest rate was 2.69%.

Broker	Interest Rate	Maturity	Amount
Deutsche Bank	3.10	7/5/05	$12,175
Deutsche Bank	3.36	7/5/05	5,685
JP Morgan	3.25	7/5/05	11,514
Lehman Brothers	3.25	7/5/05	3,218

			$32,592

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Fund will not enter into a swap agreement unless the adviser believes that the other party to the transaction is creditworthy, the Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the agreement counterparty.

The Fund may invest in different types of swap agreements. Currently, the Fund holds credit default swap contracts. Credit default swaps contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the relevant underlying issuer. The relevant underlying issuer for credit default swap contracts is listed in the parenthetical reference following the agreement counterparty.

Semi-Annual Report to Shareholders

The following is summary of open swap contracts outstanding at June 30, 2005.

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/(Depreciation)C
Credit Suisse First Boston USA (iBoxx CDX NA IG)	June 20, 2010	Specified Amount upon credit event noticeA	0.40% Quarterly	$15,000	$70

Credit Suisse First Boston USA (Long Beach Mortgage Trust 2004-1, 1-Month LIBOR[1] + 350 bp*), due 2/25/34)	February 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4, 1-Month LIBOR[1] + 300 bp, due 3/25/34)	March 25, 2034	2.20% Monthly	Specified Amount upon credit event noticeB	58	1

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1, 1-Month LIBOR[1] + 230 bp, due 6/25/34)	June 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust, 1-Month LIBOR[1] + 325 bp), due 8/25/34)	August 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	1

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust, 1-Month LIBOR[1] + 190 bp), due 10/25/34)	October 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust, 1-Month LIBOR[1] + 180 bp, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1-Month LIBOR[1] + 225 bp, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1-Month LIBOR[1] + 350 bp, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3, 1-Month LIBOR[1] + 315 bp, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1-Month LIBOR[1] + 153 bp, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/(Depreciation)
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1-Month LIBOR[1] + 240 bp, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities 2005-1, 1-Month LIBOR[1] + 165 bp, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR[1] + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1-Month LIBOR[1] + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities 2005-1, 1-Month LIBOR[1] + 260 bp, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR[1] + 200 bp, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1-Month LIBOR[1] + 215 bp, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (Ace Securities Corp., 1-Month LIBOR[1] + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1-Month LIBOR[1] + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1, 1-Month LIBOR[1] + 220 bp, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1-Month LIBOR[1] + 275 bp, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43	—

Semi-Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/(Depreciation)
Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1-Month LIBOR[1] + 190 bp, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1-Month LIBOR[1] + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1-Month LIBOR[1] + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1-Month LIBOR[1] + 325 bp, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1-Month LIBOR[1] + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1-Month LIBOR[1] + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4, 1-Month LIBOR[1] + 375 bp, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1-Month LIBOR[1] + 160 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1-Month LIBOR[1] + 135 bp, due 6/25/05)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1-Month LIBOR[1] + 250 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1-Month LIBOR[1] + 195 bp, due 6/25/05)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/(Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1, 1-Month LIBOR[1] + 135 bp, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1, 1-Month LIBOR[1] + 225 bp, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1-Month LIBOR[1] + 130 bp, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1-Month LIBOR[1] + 205 bp, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1-Month LIBOR[1] + 155 bp, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1-Month LIBOR[1] + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified Amount upon credit event noticeB	43	1

					$77

[1]	As of June 30, 2005, the one month London Interbank Offered Rate was 3.34%.
A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.
C	“—” refers to amount not meaningful.
*	100 basis points = 1%.

4. Common Shares:

Of the shares of common stock outstanding at June 30, 2005, Western Asset Management Co. owned 9,203 shares (share amounts are not in thousands).

5. Preferred Shares (amounts are not in thousands):

There are 2,880 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The preferred shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 2,880 Preferred Shares outstanding consist of two series, 1,440 shares of Series M and 1,440 shares of Series W. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on the Series M and Series W Preferred Shares are cumulative and are paid at a rate typically reset every seven and twenty-eight days, respectively, based on the results of an auction. Dividend rates ranged from 2.22% to 3.36% from January 1, 2005 to June 30, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

Semi-Annual Report to Shareholders

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on the second business day preceding any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred Shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

6. Securities Loaned:

The Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. As of June 30, 2005, there were no securities on loan.

7. Transactions with Affiliates and Certain Other Parties:

The Fund has an Investment Management Agreement with Western Asset Management Company (“Western Asset”). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund’s total managed assets. Pursuant to a portfolio management agreement between Western Asset and Western Asset Management Company Limited (“WAML”), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that WAML manages. Western Asset and WAML are wholly owned subsidiaries of Legg Mason, Inc.

Under the terms of the Administration Agreement among the Fund, Western Asset and Princeton Administrators, L.P. (the “Administrator”), Western Asset pays the Administrator, a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500 (not in thousands).

8. Trustee Compensation (dollar amounts are not in thousands):

Each Independent Trustee receives an aggregate fee of $50,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Income Fund. Each Trustee also receives a fee of $5,000 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in a telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $20,000 per year for serving in such capacities. Audit Committee members receive a fee of $5,000. Other committee members receive $2,500. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Funds, Inc. and Western Asset Income Fund according to each such investment company’s average net assets.

9. Shareholder Meeting Results:

The Fund’s annual meeting of shareholders was held on May 10, 2005. Of the 11,452 common shares outstanding, the following shares were voted in the meeting:

	For	Against	Withheld
Election of Trustee: Ronald J. Arnault	10,090	—	112
Anita L. DeFrantz	10,089	—	112
Ronald L. Olson	10,098	—	103
Louis A. Simpson	10,093	—	108
Jaynie Miller Studenmund	10,088	—	113

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Of the 2,880 preferred shares outstanding, the following shares were voted in the meeting: (amounts not in thousands)

	For	Withheld
Election of Trustee: Ronald J. Arnault	1,310	—
John E. Bryson	1,310	—
Anita L. DeFrantz	1,310	—
Ronald L. Olson	1,310	—
William E.B. Siart	1,310	—
Louis A. Simpson	1,310	—
Jaynie Miller Studenmund	1,310	—

Semi-Annual Report to Shareholders

Dividend Reinvestment Plan

Western Asset Premier Bond Fund (“WEA” or “Fund”) and EquiServe Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of WEA, offer a convenient way to add shares of WEA to your account. WEA offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of WEA unless the shareholder elects otherwise.

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WEA, if the market price of the shares on the date of the distribution is at or above the net asset value (“NAV”) of the shares, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of WEA through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by EquiServe in accordance with your instructions.

Additional Information Regarding the Plan

WEA will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions for open market purchases by the Agent under the Plan will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to EquiServe Trust Company, N.A. c/o Computershare Investor Services, P.O. Box 43010, Providence, Rhode Island 02940-3010—Investor Relations telephone number (866) 290-4386.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-626-844-9528 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the Securities and Exchange Commission’s web site (http://www.sec.gov). You may request a free report regarding the Fund’s voting of proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-345-7999 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund from the Securities and Exchange Commission’s website (http://www.sec.gov).

Western Asset Premier Bond Fund

Board of Trustees

Ronald J. Arnault

John E. Bryson

Anita L. DeFrantz

Ronald L. Olson

William E. B. Siart, Chairman

Louis A. Simpson

Jaynie Miller Studenmund

Officers

James W. Hirschmann III

President

Ilene S. Harker

Vice President

S. Kenneth Leech

Vice President

Marie K. Karpinski

Treasurer and Principal Financial and Accounting Officer

Amy M. Olmert

Chief Compliance Officer

Erin K. Morris

Assistant Treasurer

Lisa G. Mrozek

Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

155 Bishopgate

London, England EC2N3TY

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, Massachusetts 02103

Transfer and Shareholder Servicing Agent

EquiServe Trust Company, N.A.

c/o Computershare Investor Services

P.O. Box 43010

Providence, RI 02940-3010

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, New York 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees and on such terms as the Board of Trustees shall determine.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann
President
Western Asset Premier Bond Fund

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann
President
Western Asset Premier Bond Fund

Date: August 29, 2005

By:	/s/ MARIE K. KARPINSKI
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset Premier Bond Fund

Date: August 24, 2005